GOODWILL AND INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL AND INTANGIBLE ASSETS

NOTE 6 – GOODWILL AND INTANGIBLE ASSETS

Goodwill:

Balance at December 31, 2019	$12,651
Translation differences	838
Balance at December 31, 2020	13,489
Translation differences	(471)
Balance at December 31, 2021	$13,018

Intangible assets, net, consisted of the following:

	December 31, 2021
	Software	Patents	Intellectual Property	Total
Gross amount beginning of period	$400	$1,477	$6,158	$8,035
Additions	-	-	-	-
Translation differences	(3)	(14)	(58)	(75)
Gross amount end of period	397	1,463	6,100	7,960

Disposals
Accumulated amortization	(370)	(1,463)	-	(1,833)
Net Book value	$27	$-	$6,100	$6,127

	December 31, 2020
	Software	Patents	Intellectual Property	Total
Gross amount beginning of period	$365	$1,418	$5,910	$7,693
Additions	19	-	-	19
Translation differences	16	59	248	323
Gross amount end of period	400	1,477	6,158	8,035

Accumulated amortization	(339)	(1,393)	-	(1,732)
Net Book value	$61	$84	$6,158	$6,303

Estimated amortization expense for each of the next five years is:

Year
2022	$22
2023	2
2024	2
2025	1
Total	$27

Amortization expense was $120, $262 and $276 for the years ended December 31, 2021, 2020 and 2019, respectively.

At the acquisition dates, goodwill amounted to $13.3 million, intellectual property amounted to $6.1 million and patent rights amounted to $1.5 million for the acquisitions of 4D Pharma Research Limited (2015), 4D Pharma Leon S.L.U. (2016), 4D Pharma Cork Limited (formerly Tucana Health Limited) (2016) and The Microbiota Company Limited (2014). These entities together provide the necessary facilities and resources to enable the Company to successfully research, manufacture, gain approval for and commercialise Live Biotherapeutic products.

4D PHARMA PLC

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In thousands, except share and per share amounts)